1933 Act
                                                                     Rule 497(j)
                                                                November 1, 1996

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Phoenix Worldwide Opportunities Fund Registration No. 2-16590

To the Commission Staff:

     In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on October 29, 1996.


                                    Very truly yours,


                                    /s/ Richard J. Wirth

                                    Richard J. Wirth, Counsel
                                    Phoenix Home Life Mutual Insurance Company
RJW/rw